Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 9 – PREPAYMENTS AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets are as follows:

	As of December 31, 2023	As of December 31, 2022
Other receivable, net (1)	$242,151	$334,246
Value added tax receivable	43,504	67,905
Total	$285,655	$402,151

(1)	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefits which will be subsequently deducted from the employee’s payroll.